RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ (26)	$ 37	$ (47)	$ 66
Unrealized gains (losses) hedging instruments included in other comprehensive income	(120)	81	(280)	18
Reclassification adjustments recognized in net income, net	(19)	(38)	(19)	(65)
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(19)	9	(21)	15
Unrealized gains (losses) hedging instruments included in other comprehensive income	11	1	43	(70)
Reclassification adjustments recognized in net income, net	(3)	0	(11)	0
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	16	(15)	18	1
Unrealized gains (losses) hedging instruments included in other comprehensive income	16	9	(5)	15
Reclassification adjustments recognized in net income, net	(12)	(35)	5	(59)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(4)	10	(2)	22
Unrealized gains (losses) hedging instruments included in other comprehensive income	(19)	(19)	(26)	(8)
Reclassification adjustments recognized in net income, net	(4)	(3)	(13)	(6)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(7)	28	(24)	22
Unrealized gains (losses) hedging instruments included in other comprehensive income	(1)	2	(1)	(1)
Reclassification adjustments recognized in net income, net	0	0	0	0
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	29	11	21	16
Investments in debt securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	0	0	0	2
Foreign exchange loss
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(41)	(6)	(39)	(12)
Unrealized gains (losses) hedging instruments included in other comprehensive income	7	(7)	11	(64)
Foreign exchange swaps - net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ (127)	$ 88	$ (291)	$ 82